Provision for Income Taxes - Reconciliation of Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory income tax in the Netherlands	25.00%	25.00%	25.00%
Rate differential local statutory rates versus statutory rate of the Netherlands	(4.50%)	24.20%	(4.30%)
Net change in valuation allowance	1.10%	72.60%	(13.80%)
Prior year adjustments	(0.30%)	0.10%
Non-taxable income	(1.00%)	1.70%	(0.10%)
Non-deductible expenses/losses	2.20%	(7.00%)	4.00%
Excess deduction from share-based compensation	(0.90%)	(1.20%)
Sale of non-deductible goodwill	3.80%		2.70%
The U.S. Tax Cuts and Jobs Act	(42.30%)
Other tax legislation and tax rate changes	(0.70%)	(0.10%)	0.20%
Tax effects of remitted and unremitted earnings and withholding taxes	1.30%	(2.70%)	0.10%
Other permanent differences	(1.10%)	8.40%	0.80%
Tax on gains related to internal corporate reorganization transaction		(10.30%)
Unrecognized tax benefits	1.80%	(0.50%)	0.10%
Netherlands tax incentives	(7.50%)	17.90%	(18.50%)
Foreign tax incentives	(4.70%)	13.00%	(3.20%)
Effective tax rate	(27.80%)	141.10%	(7.00%)